DEMAND BANK LOAN (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
DEMAND BANK LOAN [ABSTRACT]
Demand bank loans	$ 174,925	$ 174,925	$ 174,925
Annual interest rate above prime rate	0.75%	0.75%
Interest rate	4.00%	4.00%
Repayment of outstanding principal amount,period	30 days